Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in subsidiaries, joint ventures and associates [abstract]
Investments in associates	₩ 1,738,692	₩ 1,520,441
Investments in joint ventures	1,911,311	2,037,491
Investments in associates and joint ventures	₩ 3,650,003	₩ 3,557,932	₩ 3,882,389